CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Loss Including Noncontrolling Interests	$ (445,698)	$ (196,739)	$ (292,774)
Other Comprehensive Income (Loss):
Unrealized (loss) gain on securities available for sale, net	(12,753)	7,999	(2,122)
Comprehensive Loss Including Noncontrolling Interests	(458,451)	(188,740)	(294,896)
Less: Comprehensive (loss) income attributable to noncontrolling interests	(45,113)	(61,459)	8,138
Comprehensive Loss Attributable to Pagaya Technologies Ltd.	$ (413,338)	$ (127,281)	$ (303,034)